Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000917125
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011

Original | Rainier Large Cap Equity Portfolio
SUMMARY SECTION Rainier Large Cap Equity Portfolio Original Shares
INVESTMENT OBJECTIVE
The Rainier Large Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Large Cap Equity Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Original Rainier Large Cap Equity Portfolio Original Shares
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Original Rainier Large Cap Equity Portfolio Original Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.15%

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Rainier Large Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Original Rainier Large Cap Equity Portfolio Original Shares	117	365	633	1,398

PORTFOLIO TURNOVER

The Rainier Large Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Large Cap Equity Portfolio's turnover rate was 74.09% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its goal, the Rainier Large Cap Equity Portfolio invests at least 80% of its assets in the common stock of large-capitalization companies traded in the U.S. The Investment Adviser considers large-capitalization companies to be those currently with minimum market capitalizations of  $3 billion at the time of purchase. The Portfolio may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below  $3 billion will normally comprise less than 20% of the Portfolio. The Portfolio will normally be invested in approximately 75 to 150 securities. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Large Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index, such as the Standard & Poor's (S&P) 500 Index®, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

PRINCIPAL INVESTMENT RISKS

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Rainier Large Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

RAINIER LARGE CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)

  The year-to-date total return as of June 30, 2011 for the Portfolio was 4.65%.

Best Quarter:	+14.86%	(second quarter, 2003)
Worst Quarter:	-23.63%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Average Annual Total Returns - Original Rainier Large Cap Equity Portfolio	1 Year	5 Years	10 Years
Original Shares	15.73%	1.99%	1.40%
Original Shares Return after taxes on distributions	15.66%	1.41%	1.07%
Original Shares Return after taxes on distributions and sale of fund shares	10.31%	1.64%	1.15%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Original | Rainier Large Cap Equity Portfolio | Original Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
Annual Return 2001	rr_AnnualReturn2001	(13.34%)
Annual Return 2002	rr_AnnualReturn2002	(23.35%)
Annual Return 2003	rr_AnnualReturn2003	28.77%
Annual Return 2004	rr_AnnualReturn2004	9.35%
Annual Return 2005	rr_AnnualReturn2005	11.34%
Annual Return 2006	rr_AnnualReturn2006	12.25%
Annual Return 2007	rr_AnnualReturn2007	16.39%
Annual Return 2008	rr_AnnualReturn2008	(40.82%)
Annual Return 2009	rr_AnnualReturn2009	23.34%
Annual Return 2010	rr_AnnualReturn2010	15.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best��Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst��Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.63%)
1 Year	rr_AverageAnnualReturnYear01	15.73%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	1.40%
Original | Rainier Large Cap Equity Portfolio | Original Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.66%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	1.07%
Original | Rainier Large Cap Equity Portfolio | Original Shares | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.31%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	1.15%
Original | Rainier Large Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Large Cap Equity Portfolio Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Large Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Large Cap Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Rainier Large Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Large Cap Equity Portfolio's turnover rate was 74.09% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.09%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Rainier Large Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its goal, the Rainier Large Cap Equity Portfolio invests at least 80% of its assets in the common stock of large-capitalization companies traded in the U.S. The Investment Adviser considers large-capitalization companies to be those currently with minimum market capitalizations of  $3 billion at the time of purchase. The Portfolio may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below  $3 billion will normally comprise less than 20% of the Portfolio. The Portfolio will normally be invested in approximately 75 to 150 securities. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Large Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index, such as the Standard & Poor's (S&P) 500 Index®, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Rainier Large Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER LARGE CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Portfolio was 4.65%.

Best Quarter:	+14.86%	(second quarter, 2003)
Worst Quarter:	-23.63%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Original | Rainier Large Cap Equity Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Original | Rainier Large Cap Equity Portfolio | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%

Original | Rainier Mid Cap Equity Portfolio
SUMMARY SECTION Rainier Mid Cap Equity Portfolio Original Shares
INVESTMENT OBJECTIVE
The Rainier Mid Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Mid Cap Equity Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Original Rainier Mid Cap Equity Portfolio Original Shares
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Original Rainier Mid Cap Equity Portfolio Original Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.30%

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Rainier Mid Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Original Rainier Mid Cap Equity Portfolio Original Shares	132	412	713	1,568

PORTFOLIO TURNOVER

The Rainier Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Mid Cap Equity Portfolio's turnover rate was 110.64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its goal, the Rainier Mid Cap Equity Portfolio invests at least 80% of its assets in the common stock of mid-capitalization companies traded in the U.S. The Investment Adviser considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Portfolio may invest may vary with market conditions. As of May 31, 2011, the market capitalization range of companies included in the Russell Midcap Index was  $1.6 billion to  $18.3 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. The Portfolio will normally invest in approximately 75 to 150 companies. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap® Index, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

PRINCIPAL INVESTMENT RISKS

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Rainier Mid Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 3-year and Since Inception (December 27, 2005) periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

RAINIER MID CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Portfolio was 8.81%.

Best Quarter:	+18.31%	(third quarter, 2009)
Worst Quarter:	-30.88%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Average Annual Total Returns - Original Rainier Mid Cap Equity Portfolio	1 Year	5 Years	Since Inception	Inception Date
Original Shares	26.93%	6.90%	6.57%	Dec 27, 2005
Original Shares Return after taxes on distributions	26.93%	6.69%	6.36%
Original Shares Return after taxes on distributions and sale of fund shares	17.50%	5.87%	5.57%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	25.48%	4.66%	4.59%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	4.82%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Original | Rainier Mid Cap Equity Portfolio | Original Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	21.49%
Annual Return 2007	rr_AnnualReturn2007	27.11%
Annual Return 2008	rr_AnnualReturn2008	(46.60%)
Annual Return 2009	rr_AnnualReturn2009	33.39%
Annual Return 2010	rr_AnnualReturn2010	26.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best��Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst��Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.88%)
1 Year	rr_AverageAnnualReturnYear01	26.93%
5 Years	rr_AverageAnnualReturnYear05	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2005
Original | Rainier Mid Cap Equity Portfolio | Original Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.93%
5 Years	rr_AverageAnnualReturnYear05	6.69%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Original | Rainier Mid Cap Equity Portfolio | Original Shares | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.50%
5 Years	rr_AverageAnnualReturnYear05	5.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Original | Rainier Mid Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Mid Cap Equity Portfolio Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Mid Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Mid Cap Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Rainier Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Mid Cap Equity Portfolio's turnover rate was 110.64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.64%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Rainier Mid Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its goal, the Rainier Mid Cap Equity Portfolio invests at least 80% of its assets in the common stock of mid-capitalization companies traded in the U.S. The Investment Adviser considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Portfolio may invest may vary with market conditions. As of May 31, 2011, the market capitalization range of companies included in the Russell Midcap Index was  $1.6 billion to  $18.3 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. The Portfolio will normally invest in approximately 75 to 150 companies. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap® Index, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Rainier Mid Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 3-year and Since Inception (December 27, 2005) periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 3-year and Since Inception (December 27, 2005) periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER MID CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Portfolio was 8.81%.

Best Quarter:	+18.31%	(third quarter, 2009)
Worst Quarter:	-30.88%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Original | Rainier Mid Cap Equity Portfolio | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.48%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Original | Rainier Mid Cap Equity Portfolio | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%

Original | Rainier Small/Mid Cap Equity Portfolio
SUMMARY SECTION Rainier Small/Mid Cap Equity Portfolio Original Shares
INVESTMENT OBJECTIVE
The Rainier Small/Mid Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Small/Mid Cap Equity Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Original Rainier Small/Mid Cap Equity Portfolio Original Shares
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Original Rainier Small/Mid Cap Equity Portfolio Original Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.24%

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Rainier Small/Mid Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Original Rainier Small/Mid Cap Equity Portfolio Original Shares	126	393	681	1,500

PORTFOLIO TURNOVER

The Rainier Small/Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Small/Mid Cap Equity Portfolio's turnover rate was 112.96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its goal, the Rainier Small/Mid Cap Equity Portfolio invests at least 80% of its assets in the common stock of small- and mid-capitalization companies traded in the U.S. The Portfolio will invest in approximately 100 to 150 companies. The Investment Adviser defines small/mid cap companies as companies that are members of, or fall within, the capitalization range inclusive of the Russell 2000® Index, which was  $130 million to  $3.0 billion as of May 31, 2011, and the Russell Midcap® Index, which was  $1.6 billion to  $18.3 billion as of May 31, 2011. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Small/Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index of small and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

PRINCIPAL INVESTMENT RISKS

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Rainier Small/Mid Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

RAINIER SMALL/MID CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Portfolio was 9.34%.

Best Quarter:	+21.84%	(second quarter, 2003)
Worst Quarter:	-32.30%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Average Annual Total Returns - Original Rainier Small/Mid Cap Equity Portfolio	1 Year	5 Years	10 Years
Original Shares	24.85%	2.94%	6.01%
Original Shares Return after taxes on distributions	24.85%	2.30%	5.44%
Original Shares Return after taxes on distributions and sale of fund shares	16.15%	2.40%	5.11%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	5.63%	4.19%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Original | Rainier Small/Mid Cap Equity Portfolio | Original Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
Annual Return 2001	rr_AnnualReturn2001	(3.92%)
Annual Return 2002	rr_AnnualReturn2002	(20.02%)
Annual Return 2003	rr_AnnualReturn2003	46.24%
Annual Return 2004	rr_AnnualReturn2004	17.36%
Annual Return 2005	rr_AnnualReturn2005	17.53%
Annual Return 2006	rr_AnnualReturn2006	14.67%
Annual Return 2007	rr_AnnualReturn2007	21.46%
Annual Return 2008	rr_AnnualReturn2008	(48.79%)
Annual Return 2009	rr_AnnualReturn2009	29.83%
Annual Return 2010	rr_AnnualReturn2010	24.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best��Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst��Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.30%)
1 Year	rr_AverageAnnualReturnYear01	24.85%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Original | Rainier Small/Mid Cap Equity Portfolio | Original Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.85%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	5.44%
Original | Rainier Small/Mid Cap Equity Portfolio | Original Shares | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.15%
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	5.11%
Original | Rainier Small/Mid Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Small/Mid Cap Equity Portfolio Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Small/Mid Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Small/Mid Cap Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Rainier Small/Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Small/Mid Cap Equity Portfolio's turnover rate was 112.96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.96%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Rainier Small/Mid Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its goal, the Rainier Small/Mid Cap Equity Portfolio invests at least 80% of its assets in the common stock of small- and mid-capitalization companies traded in the U.S. The Portfolio will invest in approximately 100 to 150 companies. The Investment Adviser defines small/mid cap companies as companies that are members of, or fall within, the capitalization range inclusive of the Russell 2000® Index, which was  $130 million to  $3.0 billion as of May 31, 2011, and the Russell Midcap® Index, which was  $1.6 billion to  $18.3 billion as of May 31, 2011. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Small/Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index of small and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Rainier Small/Mid Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER SMALL/MID CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Portfolio was 9.34%.

Best Quarter:	+21.84%	(second quarter, 2003)
Worst Quarter:	-32.30%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Original | Rainier Small/Mid Cap Equity Portfolio | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Original | Rainier Small/Mid Cap Equity Portfolio | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.86%
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years	rr_AverageAnnualReturnYear10	4.19%

Original | Rainier Balanced Portfolio
SUMMARY SECTION Rainier Balanced Portfolio Original Shares
INVESTMENT OBJECTIVE
The Rainier Balanced Portfolio (the "Portfolio") seeks to provide investors with a balance of long-term capital appreciation and current income.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Balanced Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Original Rainier Balanced Portfolio Original Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Original Rainier Balanced Portfolio Original Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.16%

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Rainier Balanced Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Original Rainier Balanced Portfolio Original Shares	118	368	638	1,409

PORTFOLIO TURNOVER

The Rainier Balanced Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Balanced Portfolio's turnover rate was 69.29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Rainier Balanced Portfolio invests primarily in a diversified portfolio of common stocks of companies traded in the U.S., investment-grade fixed-income securities (including convertible bonds) and cash equivalent securities. A portion of these investment-grade fixed-income securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's"), or BBB- or better by Standard & Poor's Ratings Group ("S&P") and Fitch Ratings ("Fitch"). The Portfolio may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. The Investment Adviser seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Portfolio's assets will be allocated among equity, fixed-income and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Portfolio's net assets. Fixed-income securities will normally represent from 30% to 55% of the Portfolio's net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Portfolio's net assets. The Investment Adviser utilizes an approach of "strategic" long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Balanced Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The stock portion of the Portfolio invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Portfolio may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. The Investment Adviser refers to the equity selection philosophy as Growth at a Reasonable Price ("GARP"). The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.

PRINCIPAL INVESTMENT RISKS

Since the Portfolio is invested in common stocks and fixed-income securities whose prices change daily, there is the risk that an investor could lose money. A rise in interest rates may cause the Portfolio's shares to decline in value. Generally, longer-term bonds are more sensitive to interest rate changes than shorter-term bonds. Some mortgage-related securities may also fall in value because increased principal prepayments can occur when interest rates decline or because of defaults or weakness in the real estate market. Also, the value of any of the Portfolio's investments may decline in response to events affecting the issuer or its credit rating. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Rainier Balanced Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index, secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser provided as a blend of the equity and bond market. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

RAINIER BALANCED PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Portfolio was 3.71%.

Best Quarter:	+10.11%	(third quarter, 2009)
Worst Quarter:	-14.32%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Average Annual Total Returns - Original Rainier Balanced Portfolio	1 Year	5 Years	10 Years
Original Shares	12.30%	3.26%	2.92%
Original Shares Return after taxes on distributions	11.98%	2.09%	2.00%
Original Shares Return after taxes on distributions and sale of fund shares	8.14%	2.47%	2.18%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital U.S. Intermediate Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%
Balanced Index (reflects no deduction for fees, expenses or taxes)	11.52%	3.82%	3.24%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Original | Rainier Balanced Portfolio | Original Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2001	rr_AnnualReturn2001	(6.07%)
Annual Return 2002	rr_AnnualReturn2002	(10.53%)
Annual Return 2003	rr_AnnualReturn2003	18.33%
Annual Return 2004	rr_AnnualReturn2004	6.40%
Annual Return 2005	rr_AnnualReturn2005	7.32%
Annual Return 2006	rr_AnnualReturn2006	9.03%
Annual Return 2007	rr_AnnualReturn2007	12.45%
Annual Return 2008	rr_AnnualReturn2008	(27.99%)
Annual Return 2009	rr_AnnualReturn2009	18.40%
Annual Return 2010	rr_AnnualReturn2010	12.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best��Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst��Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.32%)
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	2.92%
Original | Rainier Balanced Portfolio | Original Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.98%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	2.00%
Original | Rainier Balanced Portfolio | Original Shares | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.14%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	2.18%
Original | Rainier Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Balanced Portfolio Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Balanced Portfolio (the "Portfolio") seeks to provide investors with a balance of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Balanced Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Rainier Balanced Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Balanced Portfolio's turnover rate was 69.29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.29%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Rainier Balanced Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Rainier Balanced Portfolio invests primarily in a diversified portfolio of common stocks of companies traded in the U.S., investment-grade fixed-income securities (including convertible bonds) and cash equivalent securities. A portion of these investment-grade fixed-income securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's"), or BBB- or better by Standard & Poor's Ratings Group ("S&P") and Fitch Ratings ("Fitch"). The Portfolio may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. The Investment Adviser seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Portfolio's assets will be allocated among equity, fixed-income and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Portfolio's net assets. Fixed-income securities will normally represent from 30% to 55% of the Portfolio's net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Portfolio's net assets. The Investment Adviser utilizes an approach of "strategic" long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Balanced Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The stock portion of the Portfolio invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Portfolio may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. The Investment Adviser refers to the equity selection philosophy as Growth at a Reasonable Price ("GARP"). The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Portfolio is invested in common stocks and fixed-income securities whose prices change daily, there is the risk that an investor could lose money. A rise in interest rates may cause the Portfolio's shares to decline in value. Generally, longer-term bonds are more sensitive to interest rate changes than shorter-term bonds. Some mortgage-related securities may also fall in value because increased principal prepayments can occur when interest rates decline or because of defaults or weakness in the real estate market. Also, the value of any of the Portfolio's investments may decline in response to events affecting the issuer or its credit rating. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Portfolio is invested in common stocks and fixed-income securities whose prices change daily, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Rainier Balanced Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index, secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser provided as a blend of the equity and bond market. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index, secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser provided as a blend of the equity and bond market.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER BALANCED PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Portfolio was 3.71%.

Best Quarter:	+10.11%	(third quarter, 2009)
Worst Quarter:	-14.32%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Original | Rainier Balanced Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Original | Rainier Balanced Portfolio | Barclays Capital U.S. Intermediate Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Original | Rainier Balanced Portfolio | Balanced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.52%
5 Years	rr_AverageAnnualReturnYear05	3.82%
10 Years	rr_AverageAnnualReturnYear10	3.24%

Original | Rainier Intermediate Fixed Income Portfolio
SUMMARY SECTION Rainier Intermediate Fixed Income Portfolio Original Shares
INVESTMENT OBJECTIVE
The Rainier Intermediate Fixed Income Portfolio (the "Portfolio") seeks to provide investors with current income.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Intermediate Fixed Income Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Original Rainier Intermediate Fixed Income Portfolio Original Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Original Rainier Intermediate Fixed Income Portfolio Original Shares
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses		0.11%
Total Annual Fund Operating Expenses		0.71%
Fee Waiver and/or Expense Reimbursement		(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.55%
[1]	Rainier Investment Management, Inc.�� (the "Investment Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges, extraordinary expenses and Rule 12b-1 fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Portfolio to 0.45% of the Portfolio's average net assets (the "Expense Cap"). For the past fiscal year, the Portfolio's actual operating expenses, excluding 0.10% of Rule 12b-1 fees, were 0.45% of average daily net assets. The Expense Cap will remain in effect until at least July 31, 2012. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Rainier Intermediate Fixed Income Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Original Rainier Intermediate Fixed Income Portfolio Original Shares	56	211	379	867

PORTFOLIO TURNOVER

The Rainier Intermediate Fixed Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Intermediate Fixed Income Portfolio's turnover rate was 40.18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Rainier Intermediate Fixed Income Portfolio invests at least 80% of its assets in a diversified portfolio of fixed-income securities (including convertible bonds). Most of the Portfolio's investments are fixed-income securities issued or guaranteed by the U.S. government, or its agencies, and corporate issuers. A portion of these investments may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). The Portfolio will invest in fixed-income securities that are not U.S. government or agency securities only if they are rated at least investment-grade quality (or are deemed to be of equivalent quality by the Investment Adviser) at the time of investment. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Portfolio may invest up to 25% of its assets in foreign fixed-income securities. These include U.S. dollar denominated securities of foreign issuers.

The Investment Adviser intends, but is not obligated, to construct the Portfolio with a higher proportion of corporate issues than government or government agency securities. Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's") or BBB- or better by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch"). Securities that are rated Baa3 by Moody's or BBB- by S&P, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. The Investment Adviser intends to limit investment in securities rated Baa3 by Moody's or BBB- by S&P to no more than 30% of the Portfolio's total assets.

The Portfolio may purchase bonds of any maturity, but the Portfolio will normally have a dollar-weighted average maturity between three and ten years. The average maturity may be less than three years if the Investment Adviser believes a temporary defensive posture is appropriate. The Investment Adviser plans to manage the Portfolio as a moderate duration portfolio. To the Investment Adviser, "moderate duration" denotes a portfolio within a range on average of ±25% of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index. If, for example, the duration of the Barclays Capital Index were 4.0 years, the Portfolio's duration would be between 3.0 and 5.0 years. Duration measures the sensitivity of a fixed-income portfolio to interest-rate changes. To illustrate, if a portfolio had an average effective duration of 5.0 years, a 1% increase in market interest rates would cause the principal value of the portfolio to lose approximately 5%. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.

PRINCIPAL INVESTMENT RISKS

Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money. A rise in interest rates may cause the Portfolio's shares to decline in value. When interest rates are low, the Portfolio's income distributions may be reduced. Also, the value of any of the Portfolio's investments may decline in response to events affecting the issue, or its credit rating or any underlying assets backing the securities, such as the effect on mortgage-related securities from real estate market weakness or defaults on underlying mortgages. The value of some mortgage-related securities in which the Portfolio invests may also fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. The Portfolio may invest in securities issued by U.S. government-sponsored entities, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). Investors should know that entities such as Freddie Mac and Fannie Mae are not funded by Congressional appropriations and that the fixed-income and mortgage-backed securities issued by them are neither guaranteed nor insured by the U.S. government. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Rainier Intermediate Fixed Income Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic treasury bill market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

RAINIER INTERMEDIATE FIXED INCOME PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Portfolio was 2.30%.

Best Quarter:	+4.32%	(fourth quarter, 2008)
Worst Quarter:	-2.69%	(third quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Average Annual Total Returns - Original Rainier Intermediate Fixed Income Portfolio	1 Year	5 Years	10 Years
Original Shares	5.79%	5.49%	5.14%
Original Shares Return after taxes on distributions	4.37%	4.01%	3.66%
Original Shares Return after taxes on distributions and sale of fund shares	3.92%	3.83%	3.57%
Barclays Capital U.S. Intermediate Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%
Citigroup 3-month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.26%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Original | Rainier Intermediate Fixed Income Portfolio | Original Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[1]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	867
Annual Return 2001	rr_AnnualReturn2001	7.74%
Annual Return 2002	rr_AnnualReturn2002	9.03%
Annual Return 2003	rr_AnnualReturn2003	4.17%
Annual Return 2004	rr_AnnualReturn2004	2.29%
Annual Return 2005	rr_AnnualReturn2005	0.97%
Annual Return 2006	rr_AnnualReturn2006	4.05%
Annual Return 2007	rr_AnnualReturn2007	6.18%
Annual Return 2008	rr_AnnualReturn2008	2.73%
Annual Return 2009	rr_AnnualReturn2009	8.80%
Annual Return 2010	rr_AnnualReturn2010	5.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst��Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.69%)
1 Year	rr_AverageAnnualReturnYear01	5.79%
5 Years	rr_AverageAnnualReturnYear05	5.49%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Original | Rainier Intermediate Fixed Income Portfolio | Original Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	3.66%
Original | Rainier Intermediate Fixed Income Portfolio | Original Shares | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Original | Rainier Intermediate Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Intermediate Fixed Income Portfolio Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Intermediate Fixed Income Portfolio (the "Portfolio") seeks to provide investors with current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Intermediate Fixed Income Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Rainier Intermediate Fixed Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Intermediate Fixed Income Portfolio's turnover rate was 40.18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.18%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Rainier Intermediate Fixed Income Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Rainier Intermediate Fixed Income Portfolio invests at least 80% of its assets in a diversified portfolio of fixed-income securities (including convertible bonds). Most of the Portfolio's investments are fixed-income securities issued or guaranteed by the U.S. government, or its agencies, and corporate issuers. A portion of these investments may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). The Portfolio will invest in fixed-income securities that are not U.S. government or agency securities only if they are rated at least investment-grade quality (or are deemed to be of equivalent quality by the Investment Adviser) at the time of investment. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Portfolio may invest up to 25% of its assets in foreign fixed-income securities. These include U.S. dollar denominated securities of foreign issuers.

The Investment Adviser intends, but is not obligated, to construct the Portfolio with a higher proportion of corporate issues than government or government agency securities. Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's") or BBB- or better by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch"). Securities that are rated Baa3 by Moody's or BBB- by S&P, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. The Investment Adviser intends to limit investment in securities rated Baa3 by Moody's or BBB- by S&P to no more than 30% of the Portfolio's total assets.

The Portfolio may purchase bonds of any maturity, but the Portfolio will normally have a dollar-weighted average maturity between three and ten years. The average maturity may be less than three years if the Investment Adviser believes a temporary defensive posture is appropriate. The Investment Adviser plans to manage the Portfolio as a moderate duration portfolio. To the Investment Adviser, "moderate duration" denotes a portfolio within a range on average of ±25% of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index. If, for example, the duration of the Barclays Capital Index were 4.0 years, the Portfolio's duration would be between 3.0 and 5.0 years. Duration measures the sensitivity of a fixed-income portfolio to interest-rate changes. To illustrate, if a portfolio had an average effective duration of 5.0 years, a 1% increase in market interest rates would cause the principal value of the portfolio to lose approximately 5%. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money. A rise in interest rates may cause the Portfolio's shares to decline in value. When interest rates are low, the Portfolio's income distributions may be reduced. Also, the value of any of the Portfolio's investments may decline in response to events affecting the issue, or its credit rating or any underlying assets backing the securities, such as the effect on mortgage-related securities from real estate market weakness or defaults on underlying mortgages. The value of some mortgage-related securities in which the Portfolio invests may also fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. The Portfolio may invest in securities issued by U.S. government-sponsored entities, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). Investors should know that entities such as Freddie Mac and Fannie Mae are not funded by Congressional appropriations and that the fixed-income and mortgage-backed securities issued by them are neither guaranteed nor insured by the U.S. government. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Rainier Intermediate Fixed Income Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic treasury bill market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic treasury bill market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER INTERMEDIATE FIXED INCOME PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Portfolio was 2.30%.

Best Quarter:	+4.32%	(fourth quarter, 2008)
Worst Quarter:	-2.69%	(third quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Original | Rainier Intermediate Fixed Income Portfolio | Barclays Capital U.S. Intermediate Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Original | Rainier Intermediate Fixed Income Portfolio | Citigroup 3-month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%

[1]	Rainier Investment Management, Inc.�� (the "Investment Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges, extraordinary expenses and Rule 12b-1 fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Portfolio to 0.45% of the Portfolio's average net assets (the "Expense Cap"). For the past fiscal year, the Portfolio's actual operating expenses, excluding 0.10% of Rule 12b-1 fees, were 0.45% of average daily net assets. The Expense Cap will remain in effect until at least July 31, 2012. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

Institutional | Rainier Large Cap Equity Portfolio
SUMMARY SECTION Rainier Large Cap Equity Portfolio Institutional Shares
INVESTMENT OBJECTIVE
The Rainier Large Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Large Cap Equity Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier Large Cap Equity Portfolio Institutional Shares
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Rainier Large Cap Equity Portfolio Institutional Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.90%

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Rainier Large Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Rainier Large Cap Equity Portfolio Institutional Shares	92	287	498	1,108

PORTFOLIO TURNOVER

The Rainier Large Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Large Cap Equity Portfolio's turnover rate was 74.09% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its goal, the Rainier Large Cap Equity Portfolio invests at least 80% of its assets in the common stock of large-capitalization companies traded in the U.S. The Investment Adviser considers large-capitalization companies to be those currently with minimum market capitalizations of  $3 billion at the time of purchase. The Portfolio may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below  $3 billion will normally comprise less than 20% of the Portfolio. The Portfolio will normally be invested in approximately 75 to 150 securities. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Large Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index, such as the Standard & Poor's (S&P) 500 Index®, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

PRINCIPAL INVESTMENT RISKS

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Rainier Large Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The performance figures include the performance for the Portfolio's Original Shares for periods prior to the inception date of the Portfolio's Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

RAINIER LARGE CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Portfolio was 4.77%.

Best Quarter:	+14.94%	(second quarter, 2003)
Worst Quarter:	-23.64%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Average Annual Total Returns - Institutional Rainier Large Cap Equity Portfolio	1 Year	5 Years	10 Years
Institutional Shares	16.00%	2.25%	1.63%
Institutional Shares Return after taxes on distributions	15.92%	1.64%	1.27%
Institutional Shares Return after taxes on distributions and sale of fund shares	10.51%	1.85%	1.34%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Institutional | Rainier Large Cap Equity Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2001	rr_AnnualReturn2001	(13.34%)
Annual Return 2002	rr_AnnualReturn2002	(23.22%)
Annual Return 2003	rr_AnnualReturn2003	29.08%
Annual Return 2004	rr_AnnualReturn2004	9.59%
Annual Return 2005	rr_AnnualReturn2005	11.67%
Annual Return 2006	rr_AnnualReturn2006	12.54%
Annual Return 2007	rr_AnnualReturn2007	16.71%
Annual Return 2008	rr_AnnualReturn2008	(40.70%)
Annual Return 2009	rr_AnnualReturn2009	23.73%
Annual Return 2010	rr_AnnualReturn2010	16.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best��Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst��Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.64%)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	1.63%
Institutional | Rainier Large Cap Equity Portfolio | Institutional Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.92%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	1.27%
Institutional | Rainier Large Cap Equity Portfolio | Institutional Shares | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.51%
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10	1.34%
Institutional | Rainier Large Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Large Cap Equity Portfolio Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Large Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Large Cap Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Rainier Large Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Large Cap Equity Portfolio's turnover rate was 74.09% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.09%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Rainier Large Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its goal, the Rainier Large Cap Equity Portfolio invests at least 80% of its assets in the common stock of large-capitalization companies traded in the U.S. The Investment Adviser considers large-capitalization companies to be those currently with minimum market capitalizations of  $3 billion at the time of purchase. The Portfolio may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below  $3 billion will normally comprise less than 20% of the Portfolio. The Portfolio will normally be invested in approximately 75 to 150 securities. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Large Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index, such as the Standard & Poor's (S&P) 500 Index®, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Rainier Large Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The performance figures include the performance for the Portfolio's Original Shares for periods prior to the inception date of the Portfolio's Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The performance figures include the performance for the Portfolio's Original Shares for periods prior to the inception date of the Portfolio's Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER LARGE CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Portfolio was 4.77%.

Best Quarter:	+14.94%	(second quarter, 2003)
Worst Quarter:	-23.64%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Institutional | Rainier Large Cap Equity Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Institutional | Rainier Large Cap Equity Portfolio | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%

Institutional | Rainier Mid Cap Equity Portfolio
SUMMARY SECTION Rainier Mid Cap Equity Portfolio Institutional Shares
INVESTMENT OBJECTIVE
The Rainier Mid Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Mid Cap Equity Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier Mid Cap Equity Portfolio Institutional Shares
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Rainier Mid Cap Equity Portfolio Institutional Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.05%

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Rainier Mid Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Rainier Mid Cap Equity Portfolio Institutional Shares	107	334	579	1,283

PORTFOLIO TURNOVER

The Rainier Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Mid Cap Equity Portfolio's turnover rate was 110.64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its goal, the Rainier Mid Cap Equity Portfolio invests at least 80% of its assets in the common stock of mid-capitalization companies traded in the U.S. The Investment Adviser considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Portfolio may invest may vary with market conditions. As of May 31, 2011, the market capitalization range of companies included in the Russell Midcap Index was  $1.6 billion to  $18.3 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. The Portfolio will normally invest in approximately 75 to 150 companies. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap Index, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

PRINCIPAL INVESTMENT RISKS

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Rainier Mid Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 3-year and Since Inception periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

RAINIER MID CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Portfolio was 8.92%.

Best Quarter:	+18.38%	(third quarter, 2009)
Worst Quarter:	-30.81%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Average Annual Total Returns - Institutional Rainier Mid Cap Equity Portfolio	1 Year	3 Years	Since Inception	Inception Date
Institutional Shares	27.26%	7.18%	6.84%	Dec 27, 2005
Institutional Shares Return after taxes on distributions	27.26%	6.97%	6.63%
Institutional Shares Return after taxes on distributions and sale of fund shares	17.72%	6.11%	5.81%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	25.48%	4.66%	4.59%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	4.82%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Institutional | Rainier Mid Cap Equity Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	21.83%
Annual Return 2007	rr_AnnualReturn2007	27.42%
Annual Return 2008	rr_AnnualReturn2008	(46.46%)
Annual Return 2009	rr_AnnualReturn2009	33.70%
Annual Return 2010	rr_AnnualReturn2010	27.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.81%)
1 Year	rr_AverageAnnualReturnYear01	27.26%
3 Years	cik0000917125_AverageAnnualReturnYear03	7.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2005
Institutional | Rainier Mid Cap Equity Portfolio | Institutional Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.26%
3 Years	cik0000917125_AverageAnnualReturnYear03	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Institutional | Rainier Mid Cap Equity Portfolio | Institutional Shares | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.72%
3 Years	cik0000917125_AverageAnnualReturnYear03	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Institutional | Rainier Mid Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Mid Cap Equity Portfolio Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Mid Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Mid Cap Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Rainier Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Mid Cap Equity Portfolio's turnover rate was 110.64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.64%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Rainier Mid Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its goal, the Rainier Mid Cap Equity Portfolio invests at least 80% of its assets in the common stock of mid-capitalization companies traded in the U.S. The Investment Adviser considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Portfolio may invest may vary with market conditions. As of May 31, 2011, the market capitalization range of companies included in the Russell Midcap Index was  $1.6 billion to  $18.3 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. The Portfolio will normally invest in approximately 75 to 150 companies. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap Index, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Rainier Mid Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 3-year and Since Inception periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 3-year and Since Inception periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER MID CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Portfolio was 8.92%.

Best Quarter:	+18.38%	(third quarter, 2009)
Worst Quarter:	-30.81%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Institutional | Rainier Mid Cap Equity Portfolio | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.48%
3 Years	cik0000917125_AverageAnnualReturnYear03	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Institutional | Rainier Mid Cap Equity Portfolio | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
3 Years	cik0000917125_AverageAnnualReturnYear03	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%

Institutional | Rainier Small/Mid Cap Equity Portfolio
SUMMARY SECTION Rainier Small/Mid Cap Equity Portfolio Institutional Shares
INVESTMENT OBJECTIVE
The Rainier Small/Mid Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Small/Mid Cap Equity Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier Small/Mid Cap Equity Portfolio Institutional Shares
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Rainier Small/Mid Cap Equity Portfolio Institutional Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.99%

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Rainier Small/Mid Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Rainier Small/Mid Cap Equity Portfolio Institutional Shares	101	315	547	1,213

PORTFOLIO TURNOVER

The Rainier Small/Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Small/Mid Cap Equity Portfolio's turnover rate was 112.96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its goal, the Rainier Small/Mid Cap Equity Portfolio invests at least 80% of its assets in the common stock of small- and mid-capitalization companies traded in the U.S. The Portfolio will invest in approximately 100 to 150 companies. The Investment Adviser defines small/mid cap companies as companies that are members of, or fall within, the capitalization range of the Russell 2000® Index, which was  $130 million to  $3.0 billion as of May 31, 2011, and the Russell Midcap® Index, which was  $1.6 billion to  $18.3 billion as of May 31, 2011. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Small/Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index of small and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

PRINCIPAL INVESTMENT RISKS

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Rainier Small/Mid Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The performance figures include the performance of the Portfolio's Original Shares for periods prior to the inception date of the Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

RAINIER SMALL/MID CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Portfolio was 9.44%.

Best Quarter:	+21.92%	(second quarter, 2003)
Worst Quarter:	-32.26%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Average Annual Total Returns - Institutional Rainier Small/Mid Cap Equity Portfolio	1 Year	5 Years	10 Years
Institutional Shares	25.13%	3.19%	6.23%
Institutional Shares Return after taxes on distributions	25.13%	2.56%	5.68%
Institutional Shares Return after taxes on distributions and sale of fund shares	16.34%	2.61%	5.31%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	5.63%	4.19%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Institutional | Rainier Small/Mid Cap Equity Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
Annual Return 2001	rr_AnnualReturn2001	(3.92%)
Annual Return 2002	rr_AnnualReturn2002	(19.93%)
Annual Return 2003	rr_AnnualReturn2003	46.64%
Annual Return 2004	rr_AnnualReturn2004	17.69%
Annual Return 2005	rr_AnnualReturn2005	17.82%
Annual Return 2006	rr_AnnualReturn2006	14.95%
Annual Return 2007	rr_AnnualReturn2007	21.76%
Annual Return 2008	rr_AnnualReturn2008	(48.68%)
Annual Return 2009	rr_AnnualReturn2009	30.19%
Annual Return 2010	rr_AnnualReturn2010	25.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.26%)
1 Year	rr_AverageAnnualReturnYear01	25.13%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	6.23%
Institutional | Rainier Small/Mid Cap Equity Portfolio | Institutional Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.13%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	5.68%
Institutional | Rainier Small/Mid Cap Equity Portfolio | Institutional Shares | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.34%
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	5.31%
Institutional | Rainier Small/Mid Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Small/Mid Cap Equity Portfolio Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Small/Mid Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Small/Mid Cap Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Rainier Small/Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Small/Mid Cap Equity Portfolio's turnover rate was 112.96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.96%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Rainier Small/Mid Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its goal, the Rainier Small/Mid Cap Equity Portfolio invests at least 80% of its assets in the common stock of small- and mid-capitalization companies traded in the U.S. The Portfolio will invest in approximately 100 to 150 companies. The Investment Adviser defines small/mid cap companies as companies that are members of, or fall within, the capitalization range of the Russell 2000® Index, which was  $130 million to  $3.0 billion as of May 31, 2011, and the Russell Midcap® Index, which was  $1.6 billion to  $18.3 billion as of May 31, 2011. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Small/Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index of small and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Rainier Small/Mid Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The performance figures include the performance of the Portfolio's Original Shares for periods prior to the inception date of the Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The performance figures include the performance of the Portfolio's Original Shares for periods prior to the inception date of the Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER SMALL/MID CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Portfolio was 9.44%.

Best Quarter:	+21.92%	(second quarter, 2003)
Worst Quarter:	-32.26%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Institutional | Rainier Small/Mid Cap Equity Portfolio | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Institutional | Rainier Small/Mid Cap Equity Portfolio | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.86%
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years	rr_AverageAnnualReturnYear10	4.19%

Institutional | Rainier Balanced Portfolio
SUMMARY SECTION Rainier Balanced Portfolio Institutional Shares
INVESTMENT OBJECTIVE
The Rainier Balanced Portfolio (the "Portfolio") seeks to provide investors with a balance of long-term capital appreciation and current income.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Balanced Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier Balanced Portfolio Institutional Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Rainier Balanced Portfolio Institutional Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.91%

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Rainier Balanced Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Rainier Balanced Portfolio Institutional Shares	93	290	504	1,120

PORTFOLIO TURNOVER

The Rainier Balanced Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Balanced Portfolio's turnover rate was 69.29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Rainier Balanced Portfolio invests primarily in a diversified portfolio of common stocks of companies traded in the U.S., investment-grade fixed-income securities (including convertible bonds) and cash equivalent securities. A portion of these investment-grade fixed-income securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's"), or BBB- or better by Standard & Poor's Ratings Group ("S&P") and Fitch Ratings ("Fitch"). The Portfolio may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. The Investment Adviser seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Portfolio's assets will be allocated among equity, fixed-income and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Portfolio's net assets. Fixed-income securities will normally represent from 30% to 55% of the Portfolio's net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Portfolio's net assets. The Investment Adviser utilizes an approach of "strategic" long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Balanced Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The stock portion of the Portfolio invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Portfolio may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. The Investment Adviser refers to the equity selection philosophy as Growth at a Reasonable Price ("GARP"). The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.

PRINCIPAL INVESTMENT RISKS

Since the Portfolio is invested in common stocks and fixed-income securities whose prices change daily, there is the risk that an investor could lose money. A rise in interest rates may cause the Portfolio's shares to decline in value. Generally, longer-term bonds are more sensitive to interest rate changes than shorter-term bonds. Some mortgage-related securities may also fall in value because increased principal prepayments can occur when interest rates decline or because of defaults or weakness in the real estate market. Also, the value of any of the Portfolio's investments may decline in response to events affecting the issuer or its credit rating. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Rainier Balanced Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The performance figures include the performance of the Portfolio's Original Shares for periods prior to the inception date of the Portfolio's Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index, secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser provided as a blend of the equity and bond market. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

RAINIER BALANCED PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Portfolio was 3.82%.

Best Quarter:	+10.20%	(third quarter, 2009)
Worst Quarter:	-14.26%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Average Annual Total Returns - Institutional Rainier Balanced Portfolio	1 Year	5 Years	10 Years
Institutional Shares	12.65%	3.52%	3.14%
Institutional Shares Return after taxes on distributions	12.27%	2.29%	2.19%
Institutional Shares Return after taxes on distributions and sale of fund shares	8.39%	2.66%	2.36%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital U.S. Intermediate Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%
Balanced Index (reflects no deduction for fees, expenses or taxes)	11.52%	3.82%	3.24%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Institutional | Rainier Balanced Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2001	rr_AnnualReturn2001	(6.07%)
Annual Return 2002	rr_AnnualReturn2002	(10.35%)
Annual Return 2003	rr_AnnualReturn2003	18.58%
Annual Return 2004	rr_AnnualReturn2004	6.70%
Annual Return 2005	rr_AnnualReturn2005	7.59%
Annual Return 2006	rr_AnnualReturn2006	9.26%
Annual Return 2007	rr_AnnualReturn2007	12.73%
Annual Return 2008	rr_AnnualReturn2008	(27.82%)
Annual Return 2009	rr_AnnualReturn2009	18.67%
Annual Return 2010	rr_AnnualReturn2010	12.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.26%)
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Institutional | Rainier Balanced Portfolio | Institutional Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.27%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	2.19%
Institutional | Rainier Balanced Portfolio | Institutional Shares | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.39%
5 Years	rr_AverageAnnualReturnYear05	2.66%
10 Years	rr_AverageAnnualReturnYear10	2.36%
Institutional | Rainier Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Balanced Portfolio Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Balanced Portfolio (the "Portfolio") seeks to provide investors with a balance of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Balanced Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Rainier Balanced Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Balanced Portfolio's turnover rate was 69.29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.29%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Rainier Balanced Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Rainier Balanced Portfolio invests primarily in a diversified portfolio of common stocks of companies traded in the U.S., investment-grade fixed-income securities (including convertible bonds) and cash equivalent securities. A portion of these investment-grade fixed-income securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's"), or BBB- or better by Standard & Poor's Ratings Group ("S&P") and Fitch Ratings ("Fitch"). The Portfolio may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. The Investment Adviser seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Portfolio's assets will be allocated among equity, fixed-income and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Portfolio's net assets. Fixed-income securities will normally represent from 30% to 55% of the Portfolio's net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Portfolio's net assets. The Investment Adviser utilizes an approach of "strategic" long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Balanced Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The stock portion of the Portfolio invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Portfolio may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. The Investment Adviser refers to the equity selection philosophy as Growth at a Reasonable Price ("GARP"). The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Portfolio is invested in common stocks and fixed-income securities whose prices change daily, there is the risk that an investor could lose money. A rise in interest rates may cause the Portfolio's shares to decline in value. Generally, longer-term bonds are more sensitive to interest rate changes than shorter-term bonds. Some mortgage-related securities may also fall in value because increased principal prepayments can occur when interest rates decline or because of defaults or weakness in the real estate market. Also, the value of any of the Portfolio's investments may decline in response to events affecting the issuer or its credit rating. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Portfolio is invested in common stocks and fixed-income securities whose prices change daily, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Rainier Balanced Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The performance figures include the performance of the Portfolio's Original Shares for periods prior to the inception date of the Portfolio's Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index, secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser provided as a blend of the equity and bond market. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The performance figures include the performance of the Portfolio's Original Shares for periods prior to the inception date of the Portfolio's Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index, secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser provided as a blend of the equity and bond market.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER BALANCED PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Portfolio was 3.82%.

Best Quarter:	+10.20%	(third quarter, 2009)
Worst Quarter:	-14.26%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Institutional | Rainier Balanced Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Institutional | Rainier Balanced Portfolio | Barclays Capital U.S. Intermediate Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Institutional | Rainier Balanced Portfolio | Balanced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.52%
5 Years	rr_AverageAnnualReturnYear05	3.82%
10 Years	rr_AverageAnnualReturnYear10	3.24%

Rainier High Yield Portfolio
SUMMARY SECTION Rainier High Yield Portfolio Institutional Shares
Investment Objective
The Rainier High Yield Portfolio (the "Portfolio") seeks to earn a high level of current income.
Capital appreciation is a secondary objective.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier High Yield Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Rainier High Yield Portfolio Institutional Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Rainier High Yield Portfolio Institutional Shares
Management Fees		0.55%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.22%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		0.79%
Fee Waiver and/or Expense Reimbursement		(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.67%
[1]	Acquired Fund Fees and Expenses represent indirect expenses incurred by the Fund that result from investing in shares of one or more other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[2]	Rainier Investment Management Inc.�� (the "Investment Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges, extraordinary expenses and Rule 12b-1 fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Rainier High Yield Portfolio to 0.65% of the Portfolio's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2012. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

Example

This example is intended to help you compare the cost of investing in shares of the Rainier High Yield Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Rainier High Yield Portfolio Institutional Shares	68	240	427	967

Portfolio Turnover

The Rainier High Yield Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier High Yield Portfolio's turnover rate was 26.16% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its goal, the Rainier High Yield Portfolio invests at least 80% of its assets in below investment grade bonds of corporate issuers. These "high yield" securities, often called "junk bonds," will generally be rated BB or lower by Standard & Poor's Rating Group ("S&P") or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If the bond is unrated, the Investment Adviser may determine whether it is of comparable quality and therefore eligible for the Portfolio's investment.

The Portfolio will purchase securities of companies in any capitalization range – small, medium or large. The Portfolio's principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and as such the Portfolio may invest in securities which no longer make payments of interest or principal, including defaulted securities. The Portfolio intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Portfolio may also invest in private placements and "Rule 144A" securities, which are subject to resale restrictions. The Portfolio is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds. The Portfolio may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Portfolio may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Portfolio may purchase bonds of any maturity, but the Portfolio will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if the Investment Adviser believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Portfolio does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a fixed-income security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

The Portfolio may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager's expectations, or when swapped for a more attractive security.

The Portfolio is considered to be non-diversified.

Principal Investment Risks

Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money. The following risks could affect the value of your investment:

•

High-Yield (Junk Bond) Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty;

•

Bond Risks – As with most fixed-income funds, the income on and value of your shares in the Portfolio will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Portfolio owns usually decline. Generally, the longer the Portfolio's average portfolio maturity and the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Portfolio may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks;

•

Market Risk – The securities markets could decline or companies represented in the Portfolio may weaken or otherwise not meet market expectations. The securities markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Portfolio;

•

Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

•	Liquidity Risk – Illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

•	Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks;

•

Management Risk – Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment.

•	Non-Diversification Risk – The Portfolio is non-diversified, which means that the Portfolio may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds.

Performance

The following performance information provides some indication of the risks of investing in the Rainier High Yield Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied since inception. The table below illustrates how the Portfolio's average annual total returns for the 1-year and since inception periods compare with a domestic high yield market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

RAINIER HIGH YIELD PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Portfolio was 4.29%. Best Quarter: +9.90% (third quarter, 2009) Worst Quarter: 0.35% (second quarter, 2010)
AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Average Annual Total Returns - Rainier High Yield Portfolio	1 Year	Since Inception	Inception Date
Institutional Shares	13.33%	22.01%	Mar 31, 2009
Institutional Shares Return after taxes on distributions	9.21%	17.93%
Institutional Shares Return after taxes on distributions and sale of fund shares	8.61%	16.46%
BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	15.19%	36.60%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Rainier High Yield Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[2]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	427
10 Years	rr_ExpenseExampleYear10	967
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009
Annual Return 2010	rr_AnnualReturn2010	13.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.35%
1 Year	rr_AverageAnnualReturnYear01	13.33%
Since Inception	rr_AverageAnnualReturnSinceInception	22.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Rainier High Yield Portfolio | Institutional Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.21%
Since Inception	rr_AverageAnnualReturnSinceInception	17.93%
Rainier High Yield Portfolio | Institutional Shares | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.61%
Since Inception	rr_AverageAnnualReturnSinceInception	16.46%
Rainier High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier High Yield Portfolio Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier High Yield Portfolio (the "Portfolio") seeks to earn a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier High Yield Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Rainier High Yield Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier High Yield Portfolio's turnover rate was 26.16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.16%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Rainier High Yield Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its goal, the Rainier High Yield Portfolio invests at least 80% of its assets in below investment grade bonds of corporate issuers. These "high yield" securities, often called "junk bonds," will generally be rated BB or lower by Standard & Poor's Rating Group ("S&P") or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If the bond is unrated, the Investment Adviser may determine whether it is of comparable quality and therefore eligible for the Portfolio's investment.

The Portfolio will purchase securities of companies in any capitalization range – small, medium or large. The Portfolio's principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and as such the Portfolio may invest in securities which no longer make payments of interest or principal, including defaulted securities. The Portfolio intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Portfolio may also invest in private placements and "Rule 144A" securities, which are subject to resale restrictions. The Portfolio is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds. The Portfolio may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Portfolio may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Portfolio may purchase bonds of any maturity, but the Portfolio will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if the Investment Adviser believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Portfolio does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a fixed-income security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

The Portfolio may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager's expectations, or when swapped for a more attractive security.

The Portfolio is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money. The following risks could affect the value of your investment:

•

High-Yield (Junk Bond) Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty;

•

Bond Risks – As with most fixed-income funds, the income on and value of your shares in the Portfolio will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Portfolio owns usually decline. Generally, the longer the Portfolio's average portfolio maturity and the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Portfolio may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks;

•

Market Risk – The securities markets could decline or companies represented in the Portfolio may weaken or otherwise not meet market expectations. The securities markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Portfolio;

•

Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

•	Liquidity Risk – Illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

•	Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks;

•

Management Risk – Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment.

•	Non-Diversification Risk – The Portfolio is non-diversified, which means that the Portfolio may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk – The Portfolio is non-diversified, which means that the Portfolio may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Rainier High Yield Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied since inception. The table below illustrates how the Portfolio's average annual total returns for the 1-year and since inception periods compare with a domestic high yield market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Portfolio's total returns have varied since inception. The table below illustrates how the Portfolio's average annual total returns for the 1-year and since inception periods compare with a domestic high yield market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER HIGH YIELD PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Portfolio was 4.29%. Best Quarter: +9.90% (third quarter, 2009) Worst Quarter: 0.35% (second quarter, 2010)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Rainier High Yield Portfolio | BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.19%
Since Inception	rr_AverageAnnualReturnSinceInception	36.60%

[1]	Acquired Fund Fees and Expenses represent indirect expenses incurred by the Fund that result from investing in shares of one or more other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[2]	Rainier Investment Management Inc.�� (the "Investment Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges, extraordinary expenses and Rule 12b-1 fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Rainier High Yield Portfolio to 0.65% of the Portfolio's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2012. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2011